Business acquisitions and divestments - Effects from acquisitions (Details) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Effects from acquisitions
Revenue	kr 23,704	kr 21,466	kr 18,131
Net profit/loss	1,610	2,431	1,781
Revenue of combined entity as if combination occurred at beginning of period	29,761		21,123
Profit (loss) of combined entity as if combination occurred at beginning of period	1,636		1,767
COM HEM SWEDEN AB
Effects from acquisitions
Revenue	6,057	kr 7,100
Net profit/loss	kr 26
TDC, Sweden
Effects from acquisitions
Revenue			2,848	kr 3,400
Net profit/loss			8
Altel, Kazakhstan
Effects from acquisitions
Revenue			137
Net profit/loss			(22)
Kombridge, Sweden
Effects from acquisitions
Revenue			kr 7